Accounts Payable and Accrued Liabilities (Details) - Schedule accounts payable and accrued liabilities - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Accounts Payable And Accrued Liabilities Abstract
Accounts payable	$ 276,564	$ 386,030
Due to related parties (Note 14)	213,193	302,883
Accrued liabilities	238,846	143,486
Total liabilities	$ 728,603	$ 832,399